Concentrations (Details Narrative) - Revenue Benchmark [Member]	3 Months Ended		9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%	0.00%	30.00%	37.00%
Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%	0.00%	28.00%	18.00%
Third Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		37.00%		13.00%
Fourth Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		28.00%		9.00%
One Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					30.00%	47.00%
Second Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					15.00%	31.00%
Third Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					14.00%	13.00%
Fourth Customer [Member]
Concentration Risk [Line Items]
Revenue, Remaining Performance Obligation, Percentage					11.00%